BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$1,219
Non-controlling interest	(1,880)
Intangible assets *)	3,873
Goodwill *)	5,809

Net assets acquired	$9,021

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the measurement period.

Business Acquisition, Pro Forma Information [Table Text Block]
                                        This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2011, nor is it necessarily indicative of future results.

	Year ended December 31,
	2011	2012
	Unaudited

Total revenues	$122,873	$132,251
Net income attributable to Magic Software Enterprises shareholders	$15,668	$16,225
Earnings per share
Basic	$0.43	$0.44
Diluted	$0.42	$0.44

Consulting and Staffing Services Company One [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Consulting and Staffing Services Company Two [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net liabilities	$(908)
Non-controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Magix Integration Proprietary Ltd [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Fixed assets	$8
Non-controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	(807)

Net assets acquired	$1,160

Software Solution Provider [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets	$572
Non-controlling interest	(262)
Intangible assets	2,359
Deferred tax liability	(589)
Goodwill	3,887
Net assets acquired	$5,967

*)	In the 2011 financial statements, the Company included provisional amounts of the estimated fair values of the tangible and intangible assets. In 2012, the Company completed the valuation of the tangible and intangible assets. As a result, the main adjustments recorded in the fair value of the tangible and intangible assets and liabilities at the purchase date were increase in goodwill of $ 480 and recognition of deferred tax liability of $ 589. Adjustments recorded in profit and loss were immaterial.

App Builder [Member]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:
Net liabilities	$(3,248)
Intangible assets	7,251
Goodwill	8,702

Net assets acquired	$12,705